Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
BALANCE SHEETS
As at December 31, 2024 and 2023

	As at December 31, 2024	As at December 31, 2023
	($ in millions)
ASSETS
Fixed income securities (trading)	$44.3	$43.2
Cash and cash equivalents	43.5	43.5
Investments in subsidiaries (1)	3,361.3	3,284.2
Intercompany funds due from affiliates	20.6	4.3
Right-of-use operating lease assets	1.0	1.5
Other receivables	275.0	—
Other assets	44.7	5.6
Total assets	$3,790.4	$3,382.3
LIABILITIES
Accrued expenses and other payables	$20.7	$27.8
Intercompany funds due to affiliates	96.9	144.7
Long-term debt	300.0	300.0
Operating lease liabilities	0.9	1.3
Total liabilities	$418.5	$473.8

SHAREHOLDERS’ EQUITY
Ordinary shares (2)	$0.1	$0.1
Preference shares	970.5	753.5
Additional paid in capital (2)	761.7	761.7
Retained earnings	2,029.7	1,793.5
Accumulated other comprehensive income, net of taxes:
Unrealized (loss) on investments	(198.2)	(227.6)
(Loss) on derivatives	(5.3)	(0.2)
Cumulative (losses) on foreign currency translation adjustments	(186.6)	(172.5)
Total accumulated other comprehensive (loss)	(390.1)	(400.3)
Total shareholders’ equity	3,371.9	2,908.5
Total liabilities and shareholders’ equity	$3,790.4	$3,382.3
________________
(1)The Company’s investment in subsidiaries is accounted for under the equity method and adjustments to the carrying value of these investments are made based on the Company’s share of capital, including share of income and expenses. Changes in the value were recognized in “equity in net earnings of subsidiaries and other investments, equity method” in the statement of operations.
(2)The results of the March 30, 2025 Ordinary Shares Exchange have been applied retroactively for all periods. Refer to Note 26 of the consolidated financial statements for further details.
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (CONTINUED)
STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
For the Twelve Months Ended December 31, 2024, 2023 and 2022

	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022
	($ in millions)
Operating Activities:
Equity in net earnings of subsidiaries and other investments, equity method	$108.9	$304.7	$14.2
Dividend income	511.4	364.4	121.7
Net realized and unrealized investment gains/(losses)	0.5	1.1	(4.0)
Other income	4.3	3.2	1.0
Total revenues	625.1	673.4	132.9
Expenses:
General, administrative and corporate expenses	(109.5)	(121.3)	(62.7)
Interest expense	(21.1)	(15.6)	(14.3)
Other expense	(3.9)	(1.8)	(4.8)
Income from operations before income taxes	490.6	534.7	51.1
Income tax expense	(4.5)	—	—
Net income	486.1	534.7	51.1

Other comprehensive income/(loss), net of taxes:
Change in unrealized gains/(losses) on investments	29.4	105.6	(367.8)
Net change from current period hedged transactions	(5.1)	(14.0)	15.4
Change in foreign currency translation adjustment	(14.1)	14.4	(30.9)
Other comprehensive income/(loss), net of tax	10.2	106.0	(383.3)
Comprehensive Income /(loss)	$496.3	$640.7	$(332.2)
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (CONTINUED)
STATEMENTS OF CASH FLOWS
For the Twelve Months Ended December 31, 2024, 2023 and 2022

	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022
	($ in millions)
Cash flows from operating activities:
Net income (excluding equity in net earnings of subsidiaries)	$377.2	$230.0	$36.9
Adjustments:
Realized and unrealized investment (gains)/losses	(0.4)	(14.8)	19.7
Loss/(gain) on derivative contracts	—	14.0	(15.4)
Depreciation and amortization	0.7	0.5	0.5
Interest on operating lease liabilities	0.1	0.1	0.1
Change in other assets	(39.0)	0.3	2.1
Change in accrued expenses and other payables	(7.1)	5.5	(3.2)
Change in intercompany activities	(64.1)	(38.4)	41.1
Change in operating lease liabilities	(0.5)	(0.5)	(0.6)
Net cash provided by operating activities	$266.9	$196.7	$81.2

Cash flows from investing activities:
(Purchases) of fixed income securities, trading	$(11.3)	$(8.1)	$(10.0)
Proceeds from sales and maturities of fixed securities, trading	10.3	6.4	7.8
Investment in subsidiaries	42.0	(105.7)	5.0
Net cash provided by/(used in) investing activities	$41.0	$(107.4)	$2.8

Cash flows from financing activities:
Repayment of short-term debt	$—	$(300.0)	$—
Proceeds from term loan facility	—	300.0	—
Redemption of preference shares	(275.0)	—	—
Preference share issuance	217.0	—	—
Dividends paid on ordinary shares	(195.0)	(40.3)	(40.0)
Dividends paid on preference shares	(54.9)	(49.9)	(44.6)
Net cash (used in) financing activities	$(307.9)	$(90.2)	$(84.6)

(Decrease) in cash and cash equivalents	—	(0.9)	(0.6)
Cash and cash equivalents — beginning of period	43.5	44.4	45.0
Cash and cash equivalents — end of period	$43.5	$43.5	$44.4